Share Based Compensation Plans - Schedule of Inputs to Fair Valuation Model (Details) - 2015 Share Plan	12 Months Ended
	Mar. 31, 2020 yr $ / shares
Statement Line Items [Line Items]
Expected volatility	108.20%	[1]
Option life (Years) | yr	2.6
Dividend yield	0.00%
Risk free rate	0.30%
Range of exercise price of the granted options at the grant date | $ / shares	$ 0.38	[2]

[1]	The expected volatility of all other options is based on the historic share price volatility of the Company over time periods comparable to the time from the grant date to the maturity dates of the options.
[2]	Fair value of options granted under all other schemes is measured using a Black Scholes model.